PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Additional Information (Details) - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2025	Dec. 31, 2024
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan average pensionable earnings (in years)		3 years
New pension plan average pensionable earnings (in years)		5 years
Annual pension plan contributions		$ 68	$ 75
Estimated annual pension plan contributions for 2026		70
Estimated annual pension plan contributions for 2027		73
Estimated annual pension plan contributions for 2028		77
Estimated annual pension plan contributions for 2029		81
Estimated annual pension plan contributions for 2030		$ 85
Percentage of assets to ascertain concentration of credit risk		10.00%	10.00%
Realized loss (gain) on cash flow hedges (interest-rate swap agreements)		$ 4	$ (4)
Contributions by company to the plan		5	5
Option One
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	4.00%
Option Two
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	5.00%
Option Three
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	6.00%
Foreign Exchange Contract
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Notional value		405	391
Realized loss (gain) on cash flow hedges (interest-rate swap agreements)		4	3
Corporate Debt Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan		17	16
Debt securities | Province Of Ontario
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan		$ 631	$ 703
ABO
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage		119.00%	119.00%
PBO
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage		107.00%	107.00%
Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Annual pension plan contributions		$ 68	$ 75
Estimated annual pension plan contributions for 2027		433
Estimated annual pension plan contributions for 2028		439
Estimated annual pension plan contributions for 2029		445
Estimated annual pension plan contributions for 2030		452
Post-Retirement and Post-Employment Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Annual pension plan contributions		76	$ 71
Estimated annual pension plan contributions for 2027		78
Estimated annual pension plan contributions for 2028		78
Estimated annual pension plan contributions for 2029		79
Estimated annual pension plan contributions for 2030		$ 80